Goodwill	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Goodwill
26	Goodwill

	As of January 1, 2019	Increase	Decrease	As of December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	—	6,663	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,110,719	6,663	—	9,117,382
Less: Impairment losses	(2,800)	(67,752)	—	(70,552)

	9,107,919	(61,089)	—	9,046,830

	As of January 1, 2020	Increase	Decrease	As of December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	—	—	(70,552)

	9,046,830	—	—	9,046,830

	As of January 1, 2021	Increase	Decrease	As of December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000

Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	(128,722)	—	(199,274)

	9,046,830	(128,722)	—	8,918,108

The primary valuation technique used for recoverable amount of cash-generating unit or group of units is cash flow projection based on business plans approved by management covering a three to seven years’ period and a risk adjusted discount rate. Cash flows beyond that period have been extrapolated using a steady growth rate and terminal value. The following table sets forth the discount rate and growth rate used by the Group. The high growth rate as of December 31, 2020 was mainly due to the substantial increase in the business volume of Tianjin Guarantee during the early period after the acquisition. The subsequent growth rate gradually stabilized at the terminal growth rate of 3%.

	As of December 31,
	2019	2020	2021
Discount rates	16%-21%	18%-20%	20%
Growth rates	3%-123%	3%-275%	3%-8%
Impairment losses amounting to RMB68
million, nil and
 RMB129 million were recognized in the years ended December 31, 2019
, 2020

and 2021, respectively based on the results of impairment test. Other than the aforementioned impairment, the results of cash flow projections exceed the carrying amount of each related cash-generating unit or group of units. However, subsequent impairment tests may be based upon different assumptions and future cash flow projections, which may result in an impairment of these assets in the foreseeable future.